Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Jan. 31, 2018
Disclosure of changes in accounting estimates [abstract]
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty
The preparation of the Consolidated Financial Statements requires the Group to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from those estimates.
Critical Judgements in Applying the Group’s Accounting Policies
The following are the critical judgements, apart from those involving estimations, that the Directors have made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the Consolidated Financial Statements.
Financial liabilities on funding arrangements
When entering into funding agreements with charitable and not for profit organizations, management is required to assess whether, based on the terms of the agreement, they can avoid a transfer of cash by settling using a non-financial obligation. An example of this would be the obligation to transfer the rights to the research to a funding provider. In the circumstances where the Group cannot avoid the obligation, all or part of the funding agreement should be accounted for as a financial liability rather than as a charitable grant. The financial liabilities are re-measured, and the Group is required to apply judgement, when there is a specific significant event that provides evidence of a significant change in the probability of successful development such as the completion of a phase of research or changes in use or market for a product. See Note 18 ‘Financial liabilities on funding arrangements’.
Revenue Recognition
The Group recognizes revenue from licensing fees, collaboration fees, development, regulatory and approval milestone fees, sales milestones and royalties. Agreements generally include a non-refundable up-front fee, milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones, as well as royalties on product sales of licensed products, if and when such product sales occur. For these agreements, the Group is required to apply judgement in the allocation of total agreement consideration to the separately identifiable components on a reliable basis that reasonably reflects the selling prices that might be expected to be achieved in stand-alone transactions. The Group is required to make a judgement on those components which can be recognized immediately and those to which it applies the percentage of completion revenue recognition method. In relation to the license and collaboration agreement with Sarepta and the license and commercialization agreement with Eurofarma, management has assessed that the development services to be indistinguishable from the license. As a result the upfront payment has been initially reported as deferred revenue in the Consolidated Statement of Financial Position and is being recognized as revenue over the development period. Development and regulatory approval milestone payments associated with these contracts will be recognized to the extent that the milestone event has been completed successfully. See Note 17 ‘Deferred revenue’.
Key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty at the year end date that may have a risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are noted below.
Recognition of research expenditure
The Group recognizes expenditure incurred in carrying out its research and development activities in line with management’s best estimation of the stage of completion of each separately contracted study or activity. This includes the calculation of research and development accruals at each period to account for expenditure that has been incurred. This requires estimations of the full costs to complete each study or activity and also estimation of the current stage of completion. In all cases, the full cost of each study or activity is expensed by the time the final report or where applicable, product, has been received.
Acquired intangible assets and assumed contingent liabilities valuations
When the Group executes an acquisition resulting in a business combination as accounted under IFRS 3 Business Combinations, identifiable intangible assets and assumed contingent liabilities are required to be recognized in the Consolidated Financial Statements at fair value. In determining the fair value of such assets and liabilities a number of assumptions need to be made by management which include significant estimates. See Note 27 'Business combinations'.
2. Critical accounting judgements and key sources of estimation uncertainty (continued)
Financial liabilities on funding arrangements
In calculating the financial liability, both at inception and when it is subsequently re-measured, a number of assumptions need to be made by management which include significant estimates. Assumptions included in the model include the following: reported disease prevalence; expected market share based on management’s estimates; drug reimbursement pricing in different territories, potential licensing terms which may be offered to the Group (for relevant products); expected patent life; the timing and probabilities of achieving clinical development milestones which are based on industry standards and adjusted for therapy area and; the appropriate discount rate to be used. See Note 18 ‘Financial liabilities on funding arrangements’.
Share-based payment
The Group measures share options at fair value at their grant date in accordance with IFRS 2, ‘Share-based Payment.’ The Group calculates the fair value of the share option using either the Black-Scholes model, or for options with performance conditions, a simulation model. The Group charges the fair value to the Consolidated Statement of Comprehensive Income over the expected vesting period. See Note 23 ‘Share option scheme and Restricted Stock Units’.